Convertible Notes (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 14, 2016	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016
Convertible Notes
Interest Expense			$ 238,000	$ 217,000	$ 685,000	$ 464,000	$ 687,000
Maximum
Convertible Notes
Period for outstanding balance of accounts receivable has not recorded an allowance for doubtful accounts (in days)	90 days
Senior Secured Convertible Notes due August 15 2018
Convertible Notes
Stated interest rate (as a percent)	10.00%	10.00%
Principal amount	$ 8,000,000	$ 8,000,000	9,200,000		9,200,000
Conversion price (in dollars per share)	$ 9.00
Minimum ownership percentage triggering event for redemption of notes	40.00%
Redemption price (as a percent)	120.00%
Minimum amount of shares issuable if prior to maturity date of debt instrument for resetting conversion price	$ 1,000,000
Maximum amount of indebtedness subordinated by security interest and cash payment rights under debt instruments	$ 5,000,000	$ 5,000,000
Debt issuance costs			100,000		100,000
Interest Expense			11,000		33,000		37,000
Remaining unamortized debt discount			$ 42,000		$ 42,000		$ 100,000
Senior Secured Convertible Notes due August 15 2018 | Minimum
Convertible Notes
Conversion price (in dollars per share)	$ 8.50
Percentage of beneficial ownership if effective upon conversion date of debt instrument	9.90%
Senior Secured Convertible Notes due August 15 2018 | Maximum
Convertible Notes
Period for outstanding balance of accounts receivable has not recorded an allowance for doubtful accounts (in days)	90 days
Interest Note
Convertible Notes
Principal amount								$ 434,000	$ 420,000	$ 336,000
Conversion price (in dollars per share)			$ 8.50		$ 8.50		$ 8.50
Number of shares issuable if notes converted to shares of common stock					1,081,166		980,649
Interest Note | Minimum
Convertible Notes
Conversion price (in dollars per share)			$ 8.50		$ 8.50